UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:	Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: May 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

MASTER PORTFOLIO TRUST

LIQUID RESERVES PORTFOLIO

FORM N-Q
MAY 31, 2009

Liquid Reserves Portfolio

Schedule of Investments (unaudited)	May 31, 2009

Face
Amount	Security	Value
SHORT-TERM INVESTMENTS — 99.0%
Bank Notes — 3.2%
$300,000,000	Bank of America N.A., 1.397% due 10/2/09 (a)(b)	$300,000,000
	Wells Fargo Bank N.A.:
308,220,000	0.511% due 6/3/09 (b)	308,220,000
250,000,000	0.200% due 6/25/09	250,000,000
	Total Bank Notes	858,220,000
Certificates of Deposit — 26.7%
200,000,000	Banco Bilbao Vizcaya, 0.700% due 12/2/09	200,000,000
200,000,000	Bank of America N.A., 0.980% due 11/10/09	200,000,000
	Bank of Montreal:
250,000,000	0.270% due 6/15/09	250,000,000
100,000,000	0.300% due 6/18/09	100,000,000
275,000,000	1.750% due 9/15/09 (b)	275,000,000
115,000,000	Bank of Nova Scotia, 1.150% due 5/7/10	115,000,000
250,000,000	Bank of Scotland PLC, 1.237% due 7/6/09 (b)	250,000,000
	Barclays Bank PLC NY:
175,000,000	1.560% due 7/13/09	175,000,000
150,000,000	1.406% due 8/11/09 (b)	150,000,000
	BNP Paribas NY Branch:
130,000,000	1.750% due 6/16/09	130,000,000
325,000,000	1.050% due 7/13/09	325,000,000
250,000,000	1.100% due 10/19/09	250,000,000
	Canadian Imperial Bank:
100,000,000	0.780% due 7/7/09	100,000,000
275,000,000	1.000% due 7/21/09	275,000,000
100,000,000	1.000% due 8/3/09	100,000,000
100,000,000	1.000% due 8/6/09	100,000,000
	Citibank N.A.:
200,000,000	0.700% due 8/13/09	200,000,000
300,000,000	0.500% due 8/19/09	300,000,000
200,000,000	Credit Suisse NY, 1.925% due 4/23/10	200,000,000
	Deutsche Bank AG NY:
200,000,000	0.620% due 7/6/09	200,000,000
350,000,000	0.620% due 7/15/09	350,000,000
325,000,000	Intesa SanPaolo SpA NY, 3.670% due 6/11/09	325,000,000
150,000,000	Lloyds Bank PLC, 1.770% due 6/22/09	150,000,867
	Nordea Bank Finland PLC:
200,000,000	1.650% due 1/13/10	200,000,000
100,000,000	1.850% due 5/4/10	100,009,190
100,000,000	Rabobank Nederland NY, 0.550% due 11/30/09	100,000,000
300,000,000	Royal Bank of Canada, 1.000% due 9/9/09	300,000,000
100,000,000	Royal Bank of Scotland PLC, 1.500% due 7/15/09	100,000,000
	Societe Generale NY:
200,000,000	1.000% due 7/13/09	200,000,000
150,000,000	0.666% due 5/5/11 (b)	150,000,000
	Svenska Handelsbanken AB:
150,000,000	1.200% due 7/9/09	150,031,508
250,000,000	0.855% due 11/4/09	250,010,788
	Toronto Dominion Bank NY:
250,000,000	1.000% due 9/30/09	250,000,000
250,000,000	1.750% due 10/13/09	250,000,000
125,000,000	UBS AG Stamford Branch, 1.560% due 7/14/09	125,001,482
300,000,000	Westpac Banking Corp., 0.760% due 7/13/09	300,003,491
	Total Certificates of Deposit	7,195,057,326

See Notes to Schedule of Investments.

Liquid Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face
Amount	Security	Value
Certificates of Deposit (Euro) — 1.8%
$350,000,000	Credit Agricole Indosuez, 1.130% due 7/20/09	$350,000,000
125,000,000	HSBC Bank PLC, 0.985% due 11/5/09	125,002,712
	Total Certificates of Deposit (Euro)	475,002,712
Commercial Paper — 18.8%
	ANZ National International Ltd.:
100,000,000	1.197% due 7/13/09 (a)(c)	99,861,167
15,000,000	0.903% due 7/20/09 (a)(c)	14,981,625
120,000,000	1.064% due 8/28/09 (a)(b)	120,070,400
100,000,000	0.602% due 11/20/09 (a)(c)	99,713,333
250,000,000	Banco Bilbao Vizcaya, 0.850% due 8/17/09 (a)(c)	249,546,555
	BNZ International Funding Ltd.:
200,000,000	1.387% due 7/13/09 (a)(c)	199,678,000
150,000,000	1.398% due 7/31/09 (a)(c)	149,652,500
150,000,000	1.066% due 11/12/09 (a)(c)	149,275,666
350,000,000	Caisse D'amortissement, 0.842% due 6/10/09 (c)	349,926,500
	CBA (Delaware) Finance Inc.:
100,000,000	0.782% due 6/9/09 (c)	99,982,667
42,500,000	1.044% due 7/13/09 (c)	42,448,433
100,000,000	0.842% due 7/20/09 (c)	99,885,667
100,000,000	0.541% due 7/23/09 (c)	99,922,000
100,000,000	0.542% due 11/30/09 (c)	99,727,000
110,000,000	Commerzbank U.S. Finance, 0.601% due 8/24/09 (c)	109,846,000
150,000,000	Danske Corp., 1.313% due 10/20/09 (a)(c)	149,236,250
119,500,000	European Investment Bank, 0.682% due 6/10/09 (c)	119,479,685
300,000,000	General Electric Capital Corp., 0.180% due 6/1/09 (c)	300,000,000
	HSBC Americas Inc.:
100,000,000	0.280% due 6/5/09 (c)	99,996,889
100,000,000	0.290% due 6/12/09 (c)	99,991,139
70,000,000	ING US Funding LLC, 1.076% due 7/8/09 (c)	69,923,019
450,000,000	JPMorgan Chase Funding Inc., 0.491% - 0.501% due 10/19/09 (a)(c)	449,128,889
225,000,000	Rabobank USA Finance Corp., 0.803% due 10/30/09 (c)	224,244,999
235,138,000	San Paolo U.S. Financial Co., 0.190% due 6/1/09 (c)	235,138,000
150,000,000	Santander Central Hispano, 0.602% due 11/30/09 (c)	149,545,000
	Societe Generale N.A.:
100,000,000	2.378% due 6/4/09 (c)	99,980,417
250,000,000	0.803% due 11/12/09 (c)	249,088,888
	State Street Corp.:
100,000,000	0.250% due 6/8/09 (c)	99,995,139
100,000,000	0.250% due 6/19/09 (c)	99,987,500
100,000,000	0.220% due 6/25/09 (c)	99,985,333
	Swedish Export Credit:
200,000,000	1.004% due 7/6/09 (c)	199,805,556
245,000,000	1.004% due 7/31/09 (c)	244,591,667
100,000,000	Wal-Mart Stores Inc., 0.552% due 6/15/09 (a)(c)	99,978,611
	Total Commercial Paper	5,074,614,494
Corporate Bonds & Notes — 5.7%
243,500,000	Australia & New Zealand Banking Group, 1.491% due 7/31/09 (a)(b)	243,500,000
80,820,000	Credit Suisse First Boston (USA) Inc., Notes, 4.700% due 6/1/09	80,820,000
125,000,000	ING Bank NV, 1.496% due 7/24/09 (a)(b)	125,000,000
275,000,000	Nordea Bank AB, 1.449% due 10/23/09 (a)(b)	275,000,000
225,000,000	Rabobank Nederland NV, 1.176% due 10/9/09 (a)(b)	224,995,611
150,000,000	Royal Bank of Canada, 1.183% due 10/15/09 (a)(b)	150,000,000
201,000,000	Royal Bank of Scotland PLC, 1.720% due 10/9/09 (a)(b)	201,000,000

See Notes to Schedule of Investments.

Liquid Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face
Amount	Security	Value
Corporate Bonds & Notes — 5.7% (continued)
$222,000,000	Svenska Handelsbanken AB, 1.462% due 8/25/09 (a)(b)	$222,019,184
	Total Corporate Bonds & Notes	1,522,334,795
FDIC Backed Bonds & Notes — 0.7%
201,000,000	Bank of America N.A., 0.966% due 2/5/10 (b)	201,000,000
FDIC Backed Commercial Paper — 2.0%
250,000,000	Citigroup Funding Inc., 0.270% due 6/3/09 (c)	249,996,250
275,000,000	General Electric Capital Corp., 0.753% due 8/3/09 (c)	274,639,062
	Total FDIC Backed Commercial Paper	524,635,312
Master Note — 3.2%
853,000,000	Morgan Stanley Collateralized Master Note Purchase Agreement, 1.020% due
	6/1/09 (b)(d)(e)	853,000,000
Medium-Term Notes — 3.0%
124,000,000	ANZ National International Ltd., 1.533% due 7/10/09 (a)(b)	124,000,000
100,000,000	Commonwealth Bank of Australia, 1.266% due 8/3/09 (a)(b)	100,000,000
150,000,000	HSBC USA Inc., 1.559% due 10/15/09 (b)	150,000,000
100,000,000	ING USA Global Funding Trust, 1.751% due 9/18/09 (b)	100,000,000
330,000,000	Kreditanstalt Fur Wiederaufbau International Finance Inc., 1.152% due
	1/21/10 (b)	330,000,000
	Total Medium-Term Notes	804,000,000
Supranationals/Sovereigns — 2.8%
184,000,000	Inter-American Development Bank, 0.796% due 2/19/10 (b)	184,000,000
309,000,000	International Bank for Reconstruction & Development, 0.989% due 2/1/10 (b)	309,000,000
	Sweden (Kingdom of):
75,000,000	0.826% due 3/17/10 (c)	74,506,291
200,000,000	0.826% due 3/18/10 (c)	198,678,890
	Total Supranationals/Sovereigns	766,185,181
Time Deposits — 7.8%
100,000,000	BNP Paribas Grand Cayman, 0.220% due 6/1/09	100,000,000
147,233,000	Branch Banking and Trust Grand Cayman, 0.130% due 6/1/09	147,233,000
500,000,000	Calyon Grand Cayman, 0.230% due 6/1/09	500,000,000
750,000,000	Commerzbank Grand Cayman, 0.230% due 6/1/09	750,000,000
250,000,000	National Bank of Canada, 0.250% due 6/1/09	250,000,000
250,000,000	Rabobank International Grand Cayman, 0.200% due 6/1/09	250,000,000
100,000,000	Societe Generale Grand Cayman, 0.220% due 6/1/09	100,000,000
	Total Time Deposits	2,097,233,000
U.S. Government Agencies — 16.3%
125,000,000	Federal Farm Credit Bank (FFCB), Bonds, 0.556% due 1/20/11 (b)	125,000,000
	Federal Home Loan Bank (FHLB), Bonds:
200,000,000	0.535% due 6/10/09 (b)	200,000,000
200,000,000	0.370% due 8/7/09 (b)	200,000,000
350,000,000	0.243% due 8/27/09 (b)(c)	349,983,467
300,000,000	0.246% due 12/28/09 (b)(c)	299,923,000
175,000,000	0.410% due 3/26/10 (b)	175,000,000
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
200,000,000	0.877% due 1/8/10 (c)(f)	198,931,833
197,100,000	1.010% due 2/5/10 (c)(f)	195,736,725
	Notes:
250,000,000	0.321% due 10/7/09 (b)(f)	250,000,000
400,000,000	1.039% due 7/12/10 (b)(f)	400,000,000
225,000,000	1.038% due 7/14/10 (b)(f)	224,980,261

See Notes to Schedule of Investments.

Liquid Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2009

Face
Amount	Security	Value
U.S. Government Agencies — 16.3% (continued)
$298,000,000	1.244% due 9/3/10 (b)(f)	$297,887,385
	Federal National Mortgage Association (FNMA), Notes:
336,750,000	0.410% due 9/3/09 (b)(f)	336,750,000
180,000,000	0.390% due 10/7/09 (b)(f)	179,990,330
200,000,000	1.052% due 1/21/10 (b)(f)	200,000,000
199,215,000	3.100% due 2/4/10 (f)	201,959,740
250,000,000	0.903% due 2/8/10 (b)(f)	249,963,967
155,000,000	0.966% due 8/5/10 (b)(f)	154,911,353
150,000,000	0.800% due 5/13/11 (b)(f)	149,970,781
	Total U.S. Government Agencies	4,390,988,842
U.S. Treasury Bills — 5.1%
	U.S. Treasury Bills:
727,000,000	0.583% - 0.705% due 3/11/10 (c)	723,188,148
150,000,000	0.462% due 4/1/10 (c)	149,417,333
485,000,000	0.594% due 4/8/10 (c)	482,527,980
29,250,000	0.477% due 5/6/10 (c)	29,119,167
	Total U.S. Treasury Bills	1,384,252,628
U.S. Treasury Notes — 1.9%
512,400,000	U.S. Treasury Notes, 1.750% due 3/31/10	516,680,653
	TOTAL INVESTMENTS — 99.0% (Cost — $26,663,204,943#)	26,663,204,943
	Other Assets in Excess of Liabilities — 1.0%	264,609,876
	TOTAL NET ASSETS — 100.0%	$26,927,814,819

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.
(c)	Rate shown represents yield-to-maturity.
(d)	Final maturity date is July 14, 2009.
(e)	Illiquid security.
(f)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2009, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP” ).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	May 31, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$26,663,204,943	-	$26,663,204,943	-

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in
	Securities
Balance as of August 31, 2008	$1,742,782,792
Accrued Premiums/Discounts	-
Realized Gain (Loss)	(139,307,071)
Change in unrealized appreciation
(depreciation)	697,597,523	(1)
Net purchases (sales)	(2,301,073,244)
Transfers in and/or out of Level 3	-
Balance as of May 31, 2009	-
Net unrealized appreciation (depreciation)
for investments in securities still held at the
reporting date	-

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Notes to Schedule of Investments (continued) (unaudited)

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Credit and Market Risk. Investments in structured securities which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Credit arrangements for certain holdings

The Portfolio was provided or entered into certain credit support arrangements for certain of its portfolio holdings. As a result, the aggregate market value of the Portfolio’s holdings increased during the period. These arrangements are described below.

(a) On March 4, 2008, the Portfolio was provided a Standby Letter of Credit (“LOC”) by Citibank, N.A. (“Citibank”) for an aggregate amount not to exceed $150 million. Citibank currently has a First Tier credit rating.

Under the terms of the LOC, which terminates no later than March 3, 2009, the Portfolio is able to draw upon the LOC if (i) a loss is realized from a sale or other disposition of commercial paper or other securities held by the Portfolio that were issued by Cheyne Finance LLC (the “Securities”), (ii) the Securities are restructured into new debt and there is a shortfall in what is received as compared to the amortized cost of the original Securities (iii) all or any portion of the Securities remain outstanding on the business day immediately prior to March 4, 2009; and/or (iv) the short term credit rating of Citibank is downgraded causing its LOC obligation to no longer qualify as a First Tier Security under Rule 2a-7.

The Portfolio also entered into a separate, but related Letter Agreement with Legg Mason, Inc. (“LM”). Under the terms of the Letter Agreement, the Portfolio will terminate the LOC if (i) all of the Securities are sold or otherwise disposed of without the Portfolio realizing a loss or the Portfolio has drawn on the LOC in an aggregate amount equal to such losses; (ii) all of the Securities have been restructured into new debt rated or at least A-1 or P-1 (or the equivalent) by S&P or Moody’s and that were eligible to be held under Rule 2a-7; (iii) the Portfolio had been repaid in full in respect of all of the Securities or (iv) the Securities are rated at least A-1 or P-1 (or the equivalent) by S&P or Moody’s. The Letter Agreement also provided that: the Portfolio must pay to Legg Mason the excess of amounts received by the Portfolio above amounts due to the Portfolio on the Securities, net of draws, either from a cash payment or a restructuring if, after the LOC is drawn and on or after termination of the LOC; and during the term of the LOC, Legg Mason has the option to purchase the securities from the Portfolio under various circumstances at a price that is the greater of amortized cost or marker value. Another provision provided for transfer of the Securities to Legg Mason if the amounts drawn on the LOC equal or exceed the amortized cost the Securities then outstanding at the end of the LOC term.

(b) On March 31, 2008, the Portfolio entered into five Capital Support Agreements (“CSAs”) with Legg Mason, each CSA having been with one of its wholly owned subsidiaries LM Capital Company, LLC, LM Capital Support I, LLC, LM Capital Support II, LLC, LM Capital Support III, LLC and LM Capital Support IV, LLC, (collectively with LM). Three of the CSAs provided support in the maximum amounts of $100,000,000, $100,000,000 and $50,000,000, respectively, for the Portfolio’s holdings of Axon Financial Funding LLC. Two of the CSAs provided support in the maximum amounts of $75,000,000 each, for the Portfolio’s holding of Issuer Entity LLC. Each of the five LM subsidiaries established a segregated account at the Portfolio’s custodian bank to secure LM’s obligations under the respective CSAs.

Under the terms of each CSA the Portfolio would have been paid a capital contribution, up to the maximum amount committed in the CSA, if (i) a loss was realized from a sale of the subject securities (collectively with any securities received in exchange therefore, or as replacements thereof that did not qualify as “Eligible Securities” under Rule 2a-7(a)(10), “Eligible Notes”); (ii) a loss results upon final payment on the Eligible Notes; (iii) a court ordered a discharge of the Eligible Notes issuer from liability that provided for payments that would have resulted in a loss; or (iv) a loss occurred in connection with an exchange for or replacement with Eligible Securities as defined in Rule 2a-7(a)(10).

Each CSA terminated no later than March 31, 2009 and requires the Portfolio to promptly sell any Eligible Notes it held on the immediately preceding business day. Each CSA also permitted LM to purchase the Eligible Notes under certain circumstances at a price which was the greater of amortized cost or market value.

On July 17, 2008, a restructuring of Cheyne Finance LLC occurred, in which the Portfolio realized a loss of $141,064,652. This loss was offset by the CSAs, and is a non-cash event.

On September 18, 2008, the CSAs described above in connection with the Portfolio’s holdings of Axon Financial Funding LLC and Issuer Entity LLC were amended to $500,000,000 and $250,000,000 increasing the amounts of support available to the Portfolio.

On December 1, 2008, the Letter Agreement and CSAs described above in connection with the Portfolio’s holdings of Gryphon Funding Ltd., Axon Financial Funding LLC and Issuer Entity LLC were amended to increase the amounts of support available to the Portfolio to $285,000,000, $650,000,000 and $275,000,000, respectively.

Notes to Schedule of Investments (continued) (unaudited)

On December 11, 2008, LM purchased $1,030,468,704 of Axon Financial Funding LLC from the Portfolio at amortized cost (a price in excess of the securities’ current fair value on that date). The excess of sale price over the current fair market value amounted to $552,743,413. On December 11, 2008, the three CSAs that provide support for the Portfolio’s holdings of Axon Financial Funding LLC dated March 31, 2008, as amended, were terminated in accordance with their terms without exercising or drawing down on the credit arrangements.

On March 4, 2009, LM purchased $2,948,127 of Cheyne Finance LLC, $246,464,332 of Gryphon Funding LLC and $321,463,942 of Issuer Entity LLC from the Portfolio at amortized cost (a price in excess of the securities’ current fair value on that date). The excess of sales price over the current fair market value amounted to $93,971,948 for Gryphon Funding LLC and $242,367,466 for Issuer Entity LLC. In addition, the disposition of Cheyne Finance LLC resulted in a cash event of $140,316,532, in connection with the restructuring of that security on July 17, 2008. On March 9, 2009, the Letter of Credit and the Letter Agreement dated March 4, 2008, as amended, and the two CSA’s dated March 31, 2008, as amended, were terminated in accordance with their terms without exercising or drawing down on the credit arrangements.

As of the date of this report, all Credit Support Arrangements provided or entered into by the Fund have been terminated in accordance with their terms.

3. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

***

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	July 24, 2009

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	July 24, 2009